Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 06, 2019	Sep. 18, 2017	Mar. 22, 2016	Dec. 31, 2018	Dec. 31, 2016
Ordinary shares (Textual)
Reverse stock split, description		five to one		All references to Ordinary shares amounts have been retroactively restated to reflect the eight to one reverse split.
Registered direct offering, shares			54,032
Proceeds from registered direct offering			$ 6,089		$ 6,089
Price Per Share			$ 124
Sale of stock, description		The shareholders of the Company approved a reverse split of the Company’s share capital at a ratio of five to one, so each five Ordinary shares, par value NIS 0.01 per share, were consolidated into one Ordinary share, par value NIS 0.05.
Subsequent Event [Member]
Ordinary shares (Textual)
Reverse stock split, description	eight to one
Sale of stock, description	The shareholders of the Company approved a reverse split of the Company’s share capital at a ratio of eight to one, so each eight Ordinary shares, par value NIS 0.05 per share, have been consolidated into one Ordinary share, par value NIS 0.40.